Financial Instruments and Related Risk Management (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Maximum Exposure to Credit Risk

Maximum exposure to credit risk as at December 31:

	2019	2018
Cash and cash equivalents	671	2,314
Receivables [1]	3,438	3,094
Other current assets – derivatives	5	5
	4,114	5,413
1 Excluding income tax receivable.

Summary of Credit Risk Management Through Policies

Credit risk is managed through policies applicable to the following assets:

			Daily Counterparty	Counterparties
	Acceptable Minimum		Settlement Based on	to Contracts are
	Counterparty Credit	Exposure Thresholds	Prescribed Credit	Investment-Grade
	Ratings	by Counterparty	Thresholds	Quality
Cash and Cash Equivalents	X	X
Natural Gas Derivatives	X		X	X
Foreign Currency Derivatives	X

Summary of Available Credit Facilities

The table below outlines our available credit facilities as at December 31, 2019:

	Total	Amount Outstanding	Amount
	Amount	and Committed	Available
Unsecured revolving term credit facility [1]	4,500	650	3,850
Uncommitted revolving demand facility	500	-	500
Other credit facilities	820	326	494

1 The unsecured revolving term credit facility matures April 10, 2023, subject to extension at the request of Nutrien provided that the resulting maturity date shall not exceed five years from the date of request.

Summary of Maturity Analysis of Financial Liabilities and Gross Settled Derivative Contracts

	Carrying Amount	Contractual
	of Liability as at	Cash	Within	1 to 3	3 to 5	Over 5
2019	December 31	Flows	1 Year	Years	Years	Years
Short-term debt [1]	976	976	976	-	-	-
Payables and accrued charges [2]	5,264	5,264	5,264	-	-	-
Long-term debt, including current portion [1]	9,055	14,392	894	1,268	1,923	10,307
Lease liabilities, including current portion [1]	1,073	1,302	249	364	234	455
Derivatives	33	33	14	10	9	-
	16,401	21,967	7,397	1,642	2,166	10,762

1  Contractual cash flows include contractual interest payments related to debt obligations and lease liabilities. Interest rates on variable rate debt are based on prevailing rates as at December 31, 2019.

2  Excludes non-financial liabilities and includes trade payables of approximately $1.4 billion paid in January and February 2020 through an arrangement whereby a supplier sold the right to receive payment to a financial institution.

Summary of Material Foreign Currency Derivatives

The following table presents the significant foreign currency derivatives that existed at December 31:

	2019			2018
			Average			Average
			contract			contract
Sell/buy	Notional	Maturities	rate	Notional	Maturities	rate
Forwards
USD/CDN	337	2020	1.3096	502	2019	1.3583
CDN/USD	120	2020	1.3138	205	2019	1.3636
USD/AUD [1]	78	2020	1.4593	40	2019	1.3777
AUD/USD	47	2020	1.4563	48	2019	1.3816
1 Australian Dollar

Summary of Fair Value Hierarchy for Financial Assets and Financial Liabilities

The following table presents our fair value hierarchy for financial assets and financial liabilities carried at fair value on a recurring basis or measured at amortized cost:

	2019			2018
	Carrying			Carrying
Financial instruments measured at	Amount	Level 1 [1]	Level 2 [1]	Amount	Level 1 [1]	Level 2 [1]
Fair value on a recurring basis
Cash and cash equivalents	671	-	671	2,314	-	2,314
Derivative instrument assets	5	-	5	5	-	5
Other current financial assets – marketable securities [2]	193	27	166	97	12	85
Investments at FVTOCI (Note 17)	161	161	-	186	186	-
Derivative instrument liabilities	(33)	-	(33)	(71)	-	(71)
Amortized cost
Current portion of long-term debt
Notes and debentures	(494)	-	(503)	(995)	-	(1,009)
Fixed and floating rate debt	(8)	-	(8)	(8)	-	(8)
Long-term debt
Notes and debentures	(8,528)	(1,726)	(7,440)	(7,569)	(1,004)	(6,177)
Fixed and floating rate debt	(25)	-	(25)	(22)	-	(22)

1  Financial instruments included in Level 1 are measured using quoted prices in active markets for identical assets or liabilities, while those classified as Level 2 are measured using significant other observable inputs. During 2019 and 2018, there were no transfers between Level 1 and Level 2 for financial instruments measured at fair value on a recurring basis. Our policy is to recognize transfers at the end of the reporting period.

2 Marketable securities consist of equity and fixed income securities.

Summary of Recognized Financial Instruments that are Offset, or Subject to Enforceable Master Netting Arrangements

		2019			2018
			Net Amounts			Net Amounts
Financial assets (liabilities)	Gross	Offset	Presented	Gross	Offset	Presented
Derivative instrument assets
Natural gas derivatives	-	-	-	31	(27)	4
Derivative instrument liabilities
Natural gas derivatives [1]	(30)	-	(30)	(92)	26	(66)
Other long-term debt instruments [2]	(150)	150	-	(150)	150	-
	(180)	150	(30)	(211)	149	(62)
1 Cash margin deposits of $17 (2018 – $18) were placed with counterparties related to legally enforceable master netting arrangements.

2  Back-to-back loan arrangements that are not subject to any financial test covenants but are subject to certain customary covenants and events of default.  We were in compliance with these covenants as at December 31, 2019.

Summary of Natural Gas Derivatives Outstanding

Natural gas derivatives outstanding:

	2019				2018
			Average	Fair Value			Average	Fair Value
			Contract	of Assets			Contract	of Assets
	Notional [1]	Maturities	Price [2]	(Liabilities)	Notional [1]	Maturities	Price [2]	(Liabilities)
NYMEX swaps	16	2020 – 2022	4.26	(30)	22	2019 – 2022	4.26	(35)
AECO swaps	-	n/a	-	-	26	2019	1.92	(25)
1 In millions of British thermal units (“MMBtu”).
2 US dollars per MMBtu.
n/a = not applicable